Inventory (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Inventory
Parts and battery	$ 1,593,847		$ 906,505
Work in progress	148,194		128,424
Vehicles	7,645,072		4,232,736
Inventory provision	(3,138,631)		(1,687,215)
Total current inventories	6,248,482		$ 3,580,450
Inventory write-down	$ 1,451,336	$ 0